Convertible note (Tables)	12 Months Ended
Dec. 31, 2024
Convertible note
Schedule of Convertible note at fair value
	June 29, 2023		December 31, 2023		December 31, 2024
Risk-free interest rate	5.419%		4.77%		4.32%
Expected life	1.0	year	0.5	year	0.7	year
Share price	$2.68 (post-split adjusted 107.2)		$1.19 (post-split adjusted 47.6)		$0.21(post-split adjusted 8.4)
Volatility	142%		135%		149%